Share Capital Authorized and Issued - Schedule of Common Shares Repurchased (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Equity [Abstract]
Common shares repurchased (in shares)	3,383,048	1,835,063	17,707,715	8,758,179
Cost of shares repurchased, inclusive of commissions	$ 83.0	$ 31.9	$ 362.5	$ 142.7
Weighted average price per share, inclusive of commissions (in USD per share)	$ 24.55	$ 17.40	$ 20.47	$ 16.30